Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related party disclosures
Schedule of transactions with related parties

		Interest	Sales to related	Purchases from
In EUR		Expense	parties	related parties	Remuneration

Integrated Micro-Electronics, Inc. (IMI)	2020	35,519	41,756	1,651,438	—
	2019	—	1,158,000	1,064,000	—

Kloepfel Corporate Finance GmbH (Kloepfel)	2020	—	—	1,238,452	—
	2019	—	—	144,221	—

Executive management (Jürgen Eichner, CEO)	2020	—	—	5,640	—
	2019	—	—	5,000	—

Joselene Eichner, wife of VIA Group CEO	2020	—	—	—	32,160
	2019	—	—	—	40,673

Schedule of outstanding balances with related parties

			Amounts owed	Amounts owed
		Loans from	by related	to related
In EUR		related parties	parties	parties
Entity with significant influence over the Group:
Integrated Micro-Electronics, Inc. (IMI)	2020	—	1,199,756	2,304,558
	2019	2,000,000	1,158,000	1,064,000

Others:
Kloepfel Corporate Finance GmbH (Kloepfel)	2020			2,448
	2019			54,522

Schedule of information related to key personnel

In EUR	2020	2019

Executive management (Jürgen Eichner, CEO and Daniel Jürgens, CFO)	700,000	874,000

Supervisory board	150,000	55,000